Basis of Presentation and Material Accounting Policies - Summary of Discontinued Operations (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	$ 3,161	$ 2,473
COST OF SALES	1,634	1,463
GROSS PROFIT	1,527	1,010
EXPENSES
Research and development	1,049	1,489
Sales and marketing	1,343	539
General and administrative	3,294	3,354
Amortization of intangible assets	0	502
Total expenses	5,686	5,884
OTHER INCOME (EXPENSES)
Interest, accretion and other income	5	(2)
Unrealized foreign exchange loss	(31)	(140)
Other income (expenses)	(20)	(4)
Loss before income taxes and discontinued operations	(4,179)	(4,878)
Income taxes	91	666
NET INCOME FROM DISCONTINUED OPERATIONS	1,129	213
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	4,480	2,790
COST OF SALES	1,976	1,444
GROSS PROFIT	2,504	1,346
EXPENSES
Research and development	115	153
Sales and marketing	117	179
General and administrative	778	809
Amortization of intangible assets	109	104
Total expenses	1,119	1,245
Income before other income (expenses) and income taxes	1,385	101
OTHER INCOME (EXPENSES)
Grant income	6	8
Interest, accretion and other income	0	0
Unrealized foreign exchange loss	(1)	(6)
Other income (expenses)	5	2
Loss before income taxes and discontinued operations	1,390	103
Income taxes	(260)	110
NET INCOME FROM DISCONTINUED OPERATIONS	$ 1,130	$ 213